Subsequent events (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014
SUBSEQUENT EVENTS AS FOLLOWS:
The Credit Facility provides for a senior secured revolving credit facility with a maximum borrowing amount	$ 150
Initial borrowing base under the Credit Facility	$ 40